Details of Significant Accounts - Amortisation on intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about intangible assets [line items]
Amortisation on intangible assets	$ 63	$ 47	$ 36
Research and development expenses
Disclosure of detailed information about intangible assets [line items]
Amortisation on intangible assets	$ 63	$ 47	$ 36